Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	$ 20,126	$ 28,410
Subordinated notes, Year End Balance	49,486	49,486
The Bank [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	20,126
The Bank [Member] | 2013 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	10,126	8,284
FHLB advances, Year End Weighted Rate	1.50%	1.60%
The Bank [Member] | 2014 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	10,126
FHLB advances, Year End Weighted Rate		1.50%
The Bank [Member] | 2015 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	0
The Bank [Member] | 2016 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	0	0
The Bank [Member] | 2017 - 2018 [Member]
Subordinated Notes and Other Borrowings
FHLB advances, Year End Balance	10,000	10,000
FHLB advances, Year End Weighted Rate	2.50%	2.50%
The Company [Member] | 2034 [Member]
Subordinated Notes and Other Borrowings
Subordinated notes, Year End Balance	25,774	25,774
Subordinated notes, Year End Weighted Rate	3.00%	3.30%
The Company [Member] | 2035 [Member]
Subordinated Notes and Other Borrowings
Subordinated notes, Year End Balance	$ 23,712	$ 23,712
Subordinated notes, Year End Weighted Rate	2.10%	2.40%